Cover	Apr. 09, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2025
Entity File Number	001-41381
Entity Registrant Name	GLOBAL BLOCKCHAIN ACQUISITION CORP.
Entity Central Index Key	0001894951
Entity Tax Identification Number	87-2045077
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6555 Sanger Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32827
City Area Code	407
Local Phone Number	720-9250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GBBK
Security Exchange Name	NASDAQ
Redeemable warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	GBBKW
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth of one share of common stock
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth of one share of common stock
Trading Symbol	GBBKR
Security Exchange Name	NASDAQ